Cover	May 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2023
Entity Registrant Name	QVC, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38654
Entity Tax Identification Number	23-2414041
Entity Address, Address Line One	1200 Wilson Drive
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	484
Local Phone Number	701-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Debt and Equity Securities, FV-NI [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0001254699
Amendment Flag	false
6.375% Senior Secured Notes [Member]
Debt and Equity Securities, FV-NI [Line Items]
Title of 12(b) Security	6.375% Senior Secured Notes due 2067
Trading Symbol	QVCD
Security Exchange Name	NYSE
6.25% Senior Secured Notes
Debt and Equity Securities, FV-NI [Line Items]
Title of 12(b) Security	6.250% Senior Secured Notes due 2068
Trading Symbol	QVCC
Security Exchange Name	NYSE